Trading Advisor	12 Months Ended
Dec. 31, 2013
Trading Advisor [Abstract]
Trading Advisor
4.  Trading Advisor

Ceres, on behalf of the Partnership, retains Graham to make all trading decisions for the Partnership.

Compensation to the Trading Advisor by the Partnership consists of a management fee and an incentive fee as follows:

Management Fee — The Partnership pays its Trading Advisor a flat-rate monthly fee equal to 1/12 of 2% (a 2% annual rate) of the Partnership’s net assets under management as of the first day of each month.

Incentive Fee — The Partnership pays the Trading Advisor an incentive fee equal to 20% of trading profits experienced by the Partnership as of the end of each calendar month.

Trading profits represent the amount by which profits from futures, forwards, and options trading exceed losses after brokerage and management fees are deducted.  When a Trading Advisor experiences losses with respect to net assets as of the end of a calendar month, the Trading Advisor must recover such losses before the Trading Advisor is eligible for an incentive fee in the future.  Cumulative trading losses are adjusted on a pro rated basis for the amount of each month’s net withdrawals.

For the years ended December 31, 2013, 2012 and 2011, there are no incentive fees charged.